RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Trading derivatives - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 247,219,098	$ 308,858,471
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,761,174	1,105,723
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,757,606	1,049,910
Derivatives [member] | Trading derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,757,606	1,049,910
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Notional amount	62,639,638	57,021,642
Financial liabilities	1,757,606	1,049,910
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Central counterparties [member]
Disclosure of financial liabilities [line items]
Notional amount	20,116,392	11,681,893
Financial liabilities	$ 11,213	$ 8,648